SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE	12 Months Ended
Dec. 31, 2012
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

9.         SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

Securities sold under agreements to repurchase are funds borrowed from customers on an overnight basis. The amount of securities collateralizing the agreements to repurchase remains in securities and the obligation to repurchase securities sold is reflected as a liability in the consolidated balance sheets. The Bank discontinued the use of securities sold under agreements to repurchase during 2012. Securities sold under agreements to repurchase amounted to $573,000 at December 31, 2011, matured on a daily basis and were secured by U.S. Government securities with a fair value of $1,484,000. The weighted average interest rate on these agreements was 0.50% at December 31, 2011.